Financial instruments - risk management	12 Months Ended
Dec. 31, 2017
Financial Instruments - Risk Management
Financial instruments - risk management

22	Financial instruments - risk management

The Group is exposed through its operations to the following financial risks:

·	Credit risk

·	Foreign exchange risk

·	Liquidity risk

In common with all other businesses, the Group is exposed to risks that arise from its use of financial instruments. This note describes the Group's objectives, policies and processes for managing those risks and the methods used to measure them. The Board does not believe that its risk exposure to financial instruments, its objectives, policies and processes for managing those risks or the methods used to measure them from previous periods unless otherwise stated in this note has changed in the past year.

Principal financial instruments

The principal financial instruments used by the Group, from which financial instrument risk arises, are as follows:

·	Trade and other receivables

·	Cash and cash equivalents

·	Trade and other payables

·	Accruals

·	Loans and borrowings

·	Derivative financial liability

A summary of the financial instruments held by category is provided below:

Financial assets - loans and receivables

	2017	2016	2015
	£'000	£’000	£'000

Cash and cash equivalents	13,204	17,608	16,175
Trade receivables	2,232	1,428	985
Other receivables	848	873	1,213

Total financial assets	16,284	19,909	18,373

Financial liabilities - amortised cost

	2017	2016	2015
	£'000	£’000	£'000

Trade payables	2,271	3,268	2,285
Other payables	1,141	1,166	35
Accruals	3,090	2,003	3,101
Borrowings	6,546	2,158	1,950

Total financial liabilities - amortised cost	13,048	8,595	7,371

Financial liabilities – fair value through profit and loss – current

	2017	2016	2015
	£'000	£’000	£'000

Equity settled derivative financial liability	-	400	1,573

General objectives, policies and processes

The Board has overall responsibility for the determination of the Group’s risk management objectives and policies and, whilst retaining ultimate responsibility for them, it has delegated the authority for designing and operating processes that ensure the effective implementation of the objectives and policies to the Group’s Management.

The overall objective of the Board is to set policies that seek to reduce risk as far as possible without unduly affecting the Group’s competitiveness and flexibility. Further details regarding these policies are set out below:

Fair value hierarchy

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

•	Level 1: quoted (unadjusted) prices in active markets for identical assets and liabilities;

•	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

•	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The fair value of the Group’s derivative financial liability is measured at fair value on a recurring basis.

The following table gives information about how the fair value of this financial liability is determined, additional disclosure is given in note 11:

Financial liabilities	Fair value as at 31/12/2017	Fair value hierarchy	Valuation technique (s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value

Equity settled financial derivative liability	-	Level 3	Black Scholes option pricing model	Volatility rate of 42.5%determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 8.6 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

				Risk-free rate between a range of 0.0% and 1.14% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Given that the fair value of the equity settled financial derivative liability is nil, it is not sensitive to changes in volatility or expected life.  In 2016, if the above unobservable volatility input to the valuation model had been 10% higher while all other variables were held constant, the carrying amount of shares would have increased by £94k. If the above unobservable expected life input to the valuation model had been 1 year shorter while all other variables were held constant, the carrying amount of shares would have decreased by £133k.

Changing the unobservable risk free rate input to the valuation model by 10% higher while all other variables were held constant, would not impact the carrying amount of shares (2016: increase by £2k).

There were no transfers between Level 1 and 2 in the period.

The financial liability measured at fair value on Level 3 fair value measurement represents consideration relating to a business combination.

Credit risk

Credit risk is the risk of financial loss to the Group if a development partner or a counterparty to a financial instrument fails to meet its contractual obligations. The Group is mainly exposed to credit risk from amounts due from collaborative partners which is deemed to be low.

Credit risk also arises from cash and cash equivalents and deposits with banks and financial institutions. For banks and financial institutions, only independently rated parties with high credit status are accepted.

The Group does not enter into derivatives to manage credit risk.

Quantitative disclosures of the credit risk exposure in relation to financial assets are set out in note 16. This includes details regarding trade and other receivables, which are neither past due nor impaired.

The total exposure to credit risk of the Group is equal to the total value of the financial assets held at each year end as noted above.

Cash in bank

The Group is continually reviewing the credit risk associated with holding money on deposit in banks and seeks to mitigate this risk by holding deposits with banks with high credit status.

Foreign exchange risk

Foreign exchange risk arises because the Group has a material operation located in Bilbao, Spain, and operations in the US whose functional currencies are not the same as the functional currency of the Group. The Group’s net assets arising from such overseas operations are exposed to currency risk resulting in gains or losses on retranslation into sterling. Given the levels of materiality, the Group does not hedge its net investments in overseas operations as the cost of doing so is disproportionate to the exposure.

Foreign exchange risk also arises when individual Group entities enter into transactions denominated in a currency other than their functional currency; the Group’s transactions outside the UK to the US, Europe and Australia drive foreign exchange movements where suppliers invoice in currency other than sterling. These transactions are not hedged because the cost of doing so is disproportionate to the risk.

The table below shows analysis of the Pounds Sterling equivalent of year-end cash and cash equivalent balances by currency:

	2017	2016	2015
	£'000	£’000	£'000

Cash and cash equivalents:
Pounds Sterling	6,116	10,229	14,494
US Dollar	5,362	2,186	819
Euro	1,632	5,143	862
Other	94	50	-

Total	13,204	17,608	16,175

The table below shows the foreign currency exposure that give rise to net currency gains and losses recognised in the consolidated statement of comprehensive income. Such exposures comprise the net monetary assets and monetary liabilities of the Group that are not denominated in the functional currency of the relevant Group entity. As at 31 December 2017, these exposures were as follows:

	2017	2016	2015
	£'000	£’000	£'000

Net Foreign Currency Assets/(Liabilities):
US Dollar	4,459	(206)	(1,691)
Euro	(362)	2,655	77
Other	95	58	(8)

Total	4,192	2,507	(1,622)

Foreign currency sensitivity analysis

The most significant currencies in which the Group transacts, other than Pounds Sterling, are the US Dollar and the Euro. The Group also trades in other currencies in small amounts as necessary.

The following table details the Group’s sensitivity to a 10% change in year-end exchange rates, which the Group feels is the maximum likely change in rate based upon recent currency movements, in the key foreign currency exchange rates against Pounds Sterling:

Year ended 31 December 2017	US Dollar	Euro	Other
	£'000	£’000	£'000

Loss before tax	307	(89)	-
Total equity	307	(89)	-

Year ended 31 December 2016	US Dollar	Euro	Other
	£'000	£’000	£'000

Loss before tax	521	(73)	(55)
Total equity	521	(73)	(55)

In the year ended 31 December 2015, this foreign currency exposure risk was not considered material. In management’s opinion, the sensitivity analysis is unrepresentative of the inherent foreign exchange risk as the year-end exposure does not reflect the exposure during the year.

Liquidity risk

Liquidity risk arises from the Group’s management of working capital. It is the risk that the Group will encounter difficulty in meeting its financial obligations as they fall due. It is the Group’s aim to settle balances as they become due.

In Q4 2017, as disclosed in Note 20, Midatech entered into a secured loan agreement with MidCap to reduce its short to medium term funding risk. This loan is secured against all assets of the Group.

The Group’s current financial position is such that the Board does not consider there to be a short-term liquidity risk however the Board will continue to monitor long term cash projections in light of the development plan and will consider raising funds as required to fund long term development projects. Development expenditure can be curtailed as necessary to preserve liquidity.

The following table sets out the contractual maturities (representing undiscounted contractual cash-flows) of financial liabilities:

2017	Up to 3 months	Between 3 and 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
	£’000	£’000	£’000	£’000	£’000

Trade and other payables	6,502	-	-	-	-
Bank loans	120	359	2,201	3,926	-
Finance leases	16	25	30	-	-
Government research loans	43	268	467	545	47

Total	6,681	649	2,698	4,471	47

2016	Up to 3 months	Between 3 and 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
	£’000	£’000	£’000	£’000	£’000

Trade and other payables	6,437	-	-	-	-
Bank loans	3	8	11	4	-
Finance leases	7	26	30	33	-
Government research loans	-	449	269	761	393

Total	6,447	483	310	798	393

2015	Up to 3 months	Between 3 and 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
	£’000	£’000	£’000	£’000	£’000

Trade and other payables	5,421	-	-	-	-
Bank loans	2	7	9	13	-
Finance leases	7	71	27	56	-
Government research loans	36	352	195	644	755

Total	5,466	430	231	713	755

More details with regard to the line items above are included in the respective notes:

•	Trade and other payables – note 19

•	Loans and borrowings – note 20

Capital risk management

The Group monitors capital which comprises all components of equity (i.e. share capital, share premium, foreign exchange reserve and accumulated deficit).

The Group’s objectives when maintaining capital are:

•	to safeguard the entity’s ability to continue as a going concern; and

•	to have sufficient resource to take development projects forward towards commercialisation.

The Group continues to incur substantial operating expenses. Until the Group generates positive net cash inflows from the commercialisation of its products it remains dependent upon additional funding through the injection of equity capital and government funding. The Group may not be able to generate positive net cash inflows in the future or to attract such additional required funding at all, or on suitable terms. In such circumstances the development programmes may be delayed or cancelled and business operations cut back.

The Group seeks to reduce this risk by keeping a tight control on expenditure, avoiding long-term supplier contracts (other than clinical trials), prioritising development spend on products closest to potential revenue generation, obtaining government grants (where applicable), maintaining a focused portfolio of products under development and keeping shareholders informed of progress.

There have been no changes to the Group’s objectives, policies and processes for managing capital and what the Group manages as capital, unless otherwise stated in this note, since the past year.